Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation
18. Share-based compensation
On July 15, 2013, the SiriusPoint 2013 Omnibus Incentive Plan (“Omnibus Plan”) was approved by the Board of Directors and subsequently on August 2, 2013 by the Shareholders of the Company. An aggregate of 21,627,906 common shares were made available under the Omnibus Plan. This number of shares includes the shares available under the SiriusPoint Share Incentive Plan (“Share Incentive Plan”). Awards under the Omnibus Plan may be made in the form of performance awards, restricted shares, restricted share units, share options, share appreciation rights and other share-based awards.
As of December 31, 2020, 7,617,210 (December 31, 2019 - 9,006,995) of the Company’s common shares were available for future issuance under the equity incentive compensation plans.
The following table provides the total share-based compensation expense included in general and administrative expenses during the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Management and director options	$—	$—	$275
Restricted shares with service condition	2,812	1,927	611
Restricted shares with service and performance condition	3,824	5,134	4,070
	$6,636	$7,061	$4,956
As of December 31, 2020, the Company had $14.2 million (December 31, 2019 - $7.1 million) of unamortized share compensation expense, which is expected to be amortized over a weighted average period of 1.9 years (December 31, 2019 - 1.5 years).
Management and director options
The management options issued under the Share Incentive Plan were subject to a service and performance condition. The service condition will be met with respect to 20% of the management options on each of the first five anniversary dates following the grant date of the management options. The performance condition with respect to the management options was met as a result of the Company’s IPO.
The Company has not granted any stock option awards since April 2013. These stock option awards were fully amortized as of December 31, 2018.
The management and director options activity for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Number of options	Weighted average exercise price
Balance as of January 1, 2018	8,888,053	$13.43
Forfeited	—	—
Exercised	—	—
Balance as of January 1, 2019	8,888,053	13.43
Forfeited	(393,717)	14.73
Exercised	(187,678)	10.00
Balance as of January 1, 2020	8,306,658	13.45
Forfeited	—	—
Exercised	—	—
Balance as of December 31, 2020	8,306,658	$13.45
The fair value of share options issued were estimated on the grant date using the Black-Scholes option-pricing model. There were no share options granted in the years ended December 31, 2020 and 2019. As of December 31, 2020, the weighted average remaining contractual term for options outstanding and exercisable was 1.2 years and 1.2 years, respectively (2019 - 2.2 years and 2.2 years, respectively).
The following table summarizes information about the Company’s management and director share options outstanding as of December 31, 2020:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Remaining contractual life	Number of options	Weighted average exercise price
$10.00 - $10.89	4,774,694	$10.04	1.1 years	4,774,694	$10.04
$15.05 - $16.89	1,800,866	$15.92	1.3 years	1,800,866	$15.92
$20.00 - $25.05	1,731,098	$20.28	1.2 years	1,731,098	$20.28
	8,306,658	$13.45	1.2 years	8,306,658	$13.45
As the Company’s closing share price on December 31, 2020 was below $10.00, there was no aggregate intrinsic value of options outstanding and options exercisable. As of December 31, 2019, the aggregate intrinsic value of options outstanding and options exercisable was $2.4 million and $2.4 million, respectively. For the year ended December 31, 2020, the Company did not receive proceeds from the exercise of options (2019 - $1.9 million).
Restricted shares with service condition
Restricted shares with service condition vest either ratably or at the end of the required service period and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment or service and transferability.
Restricted share award activity for the restricted shares with only a service condition for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2018	18,209	$12.15
Granted	50,644	13.45
Vested	(44,788)	12.97
Balance as of January 1, 2019	24,065	13.35
Granted	403,360	11.10
Forfeited	(36,907)	11.31
Vested	(49,751)	12.40
Balance as of January 1, 2020	340,767	11.83
Granted	1,029,373	8.30
Forfeited	(16,434)	9.77
Vested	(182,648)	10.10
Balance as of December 31, 2020	1,171,058	$8.80
For the year ended December 31, 2020, the Company issued 559,017 (2019 - 67,291 and 2018 - 50,644) restricted shares to directors and 105,836 (2019 - 336,069 and 2018 - nil) restricted shares to employees. The restricted shares issued to employees in 2019 and 2020 vest in equal annual installments over three years based on continued employment. The restricted shares issued to directors in 2018, 2019 and 2020 vest quarterly on July 31, October 31, January 31 and April 30, of each year. Siddhartha Sankaran, our chairman of the board of directors, received 364,520 restricted shares in connection with the Merger. The shares will vest in equal annual installments over five years on the anniversary of the closing of the Merger based on his continued employment. However, if the Merger is terminated a portion of the restricted shares shall vest as of the date the Merger is terminated in an amount equal to the number of restricted shares that would have become vested through the merger agreement termination date had the five-year vesting period instead commenced as of the date of execution of the Merger Agreement, August 6, 2020 and the remainder of the unvested restricted shares shall vest in equal annual installments on each anniversary of the signing date subject Mr. Sankaran’s continued provision of services as a director on the board through such date.
Restricted shares with service and performance condition
Beginning in December 2014, the Company granted on an annual basis performance-based restricted shares to certain employees pursuant to the Omnibus Plan. Performance-based restricted shares vest based on continued service and the achievement of certain financial performance measures over a three-year measurement period. The number of performance-based restricted shares that will be retained upon vesting will vary based on the level of achievement of the performance goals. The formula for determining the amount of shares that will vest is based on underwriting performance of the property and casualty reinsurance segment including underwriting income and the amount of float generated, as defined in the relevant award agreements.
Restricted share award activity for the restricted shares with a service and performance condition for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Number of non- vested restricted shares	Number of non- vested restricted shares probable of vesting	Weighted average grant date fair value
Balance as of January 1, 2018	1,855,379	887,203	$12.60
Granted	556,403	370,931	14.01
Forfeited	(294,977)	(4,102)	13.98
Vested	(115,757)	(115,757)	14.00
Change in estimated restricted shares considered probable of vesting	n/a	46,945	13.35
Balance as of January 1, 2019	2,001,048	1,185,220	12.80
Granted	862,176	574,784	10.95
Forfeited	(823,977)	(290,552)	11.70
Vested	(148,718)	(148,718)	11.40
Change in estimated restricted shares considered probable of vesting	n/a	(6,698)	12.92
Balance as of January 1, 2020	1,890,529	1,314,036	12.43
Granted	749,322	499,542	9.46
Forfeited	(372,476)	(39,214)	12.12
Vested	(504,440)	(504,440)	12.16
Change in estimated restricted shares considered probable of vesting	n/a	132,656	11.28
Balance as of December 31, 2020	1,762,935	1,402,580	$10.98
Defined contribution retirement plans
The Company's employees are eligible for retirement benefits through defined contribution retirement plans. The Company and employees contribute an amount equal to a specified percentage of each employee's salary. Expenses related to the defined contribution plans were $1.0 million for the year ended December 31, 2020 (2019 - $0.9 million and 2018 - $0.9 million)